Segment Information - Summary Of Acquisition Of Investment In Films And Television Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Acquisition of investment in films and television programs	$ 1,120.5	$ 1,568.4	$ 1,750.1
Motion Picture
Acquisition of investment in films and television programs	418.1	484.5	463.1
Television Production
Acquisition of investment in films and television programs	$ 702.4	$ 1,083.9	$ 1,287.0